Lease Intangible Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Less: accumulated amortization	$ (112,378)	$ (105,169)	$ (88,072)
Intangible lease assets, net	178,782	187,362	204,696
Less: accumulated amortization	(17,550)	(16,335)	(13,360)
Intangible lease liabilities, net	43,859	45,603	46,221
In-place Leases
Capital Leased Assets [Line Items]
Intangible lease assets, gross	269,947	271,392	272,854
Above-Market Lease
Capital Leased Assets [Line Items]
Intangible lease assets, gross	21,213	21,139	19,914
Below-Market Leases
Capital Leased Assets [Line Items]
Intangible lease liabilities, gross	$ 61,409	$ 61,938	$ 59,581